Severance Costs	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Severance Costs
P.	SEVERANCE COSTS

As part of the Company’s continuing review of its operations, actions were taken during 2012, 2011 and 2010 to respond to market conditions. The Company recorded charges related to severance and early retirement programs of $35 million, $15 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. Such charges are principally reflected in the statement of operations in selling, general and administrative expenses and were paid when incurred.